Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Junior Subordinated Debentures due December 15, 2056 (Series 2026A)
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Entergy Corporation's Registration Statement on Form S-3 (File No. 333-289302), which was filed on August 6, 2025. The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Junior Subordinated Debentures due December 15, 2058 (Series 2026B)
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	See Offering Note 1.